COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Guarantor Obligations [Line Items]
Rent expenses	$ 2,548	$ 2,966	$ 2,349
Outstanding inventory purchase commitments	14,213	29,747
Inventory purchase commitments, sole or limited suppliers	3,789	2,774
Amount of claim, including interest, penalties and legal fees	7,000
Principal Amount of Claim	1,000
Aggregate amount of guarantees	192,503
Restricted cash collateral	$ 91,342
OCS [Member]
Guarantor Obligations [Line Items]
Percentage of amount funded for research and development projects	100.00%
Accrued royalties	$ 749	744
OCS [Member] | Minimum [Member]
Guarantor Obligations [Line Items]
Royalty fee (as a percent)	3.00%
OCS [Member] | Maximum [Member]
Guarantor Obligations [Line Items]
Royalty fee (as a percent)	5.00%
BIRD [Member]
Guarantor Obligations [Line Items]
Royalty fee (as a percent)	5.00%
Percentage of amount funded for research and development projects	150.00%
Accrued royalties	$ 121	85
Spacenet Inc. [Member]
Guarantor Obligations [Line Items]
Service expenses	8,333	$ 7,913	$ 10,352
Peru [Member]
Guarantor Obligations [Line Items]
Aggregate amount of guarantees	$ 144,541